Long-term debt - Senior Secured Notes (Details) - Senior Secured Notes - USD ($) $ in Millions	Aug. 31, 2021	May 31, 2021
Debt Instrument [Line Items]
Face value of debt		$ 500.0
Series A, Series C, and Series D Senior Secured Notes | Minimum
Debt Instrument [Line Items]
Interest rate		3.91%
Series A, Series C, and Series D Senior Secured Notes | Maximum
Debt Instrument [Line Items]
Interest rate		4.26%
Series B Senior Secured Notes
Debt Instrument [Line Items]
Interest rate	3.91%